Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
Leases

Leases—Lessee. We lease land, office buildings and terminal equipment at various locations to conduct our business operations. Several of the agreements provide for negotiated renewal options and cancellation penalties, some of which include the requirement to remove our pipeline from the property for non-performance. Management expects that we will generally renew our expiring leases.  Leases are evaluated at inception or at any subsequent material modification and, depending on the lease terms, are classified as either capital or operating leases, as appropriate under ASC 840, Leases.   We recognize rent expense on a straight-line basis over the life of the lease.  Total rent expense was $4.0 million, $4.6 million and $4.8 million for the years ended December 31, 2010, 2011 and 2012, respectively. Future minimum annual rentals under non-cancellable operating leases as of December 31, 2012, were as follows (in millions):

2013	$3.8
2014	3.6
2015	3.0
2016	2.8
2017	2.7
Thereafter	18.4
Total	$34.3

Leases—Lessor. We have entered into capacity and storage leases with our customers with remaining terms from one to 20 years that are accounted for as operating-type leases. All of the agreements provide for negotiated extensions. Future minimum payments receivable under these arrangements as of December 31, 2012, were as follows (in millions):

2013	$205.3
2014	200.0
2015	167.7
2016	115.9
2017	83.4
Thereafter	200.7
Total	$973.0